Quarterly Report
January 31, 2021
MFS®  Limited Maturity Fund
MQL-Q3

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.8%
Aerospace – 0.7%
Boeing Co., 2.3%, 8/01/2021	$9,476,000	$9,563,521
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,464,000	7,210,663
Raytheon Technologies Corp., 3.65%, 8/16/2023	362,000	389,159
		$17,163,343
Asset-Backed & Securitized – 19.5%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.823% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$776,747	$777,971
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 2.141% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	4,819,336	4,807,288
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	3,889,049	3,925,232
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	2,663,000	2,714,117
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 1.276% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	7,374,000	7,374,000
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 1.146% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	9,440,000	9,434,100
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.426% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	2,301,000	2,292,371
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.676% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	1,136,500	1,126,556
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.026% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	940,000	930,600
ARI Fleet Lease Trust, 2020-A, “A3”, 1.8%, 8/15/2028 (n)	1,517,000	1,554,886
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 2.567% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	4,335,000	4,341,602
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	9,410,000	9,652,958
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 1.824% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	4,282,847	4,242,406
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 2.124% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,777,199
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 1.676% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	3,903,904	3,884,079
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.226% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	1,953,263	1,948,436
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.126% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	3,194,144	3,192,216
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.477% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	4,071,346	4,068,888
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 1.626% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	5,637,249	5,637,246
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.426% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	5,167,826	5,167,824
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.676% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	6,510,236	6,510,233
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.768%, 12/15/2051 (i)(n)	63,903,798	3,182,856
Bayview Commercial Asset Trust, FLR, 0.595% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	299,096	282,655
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.748% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	274,528	286,579
Bowman Park CLO Ltd., 2014-1A, “B2R”, 3.545%, 11/23/2025 (n)	4,149,881	4,144,499
BSPRT Ltd., 2018-FL4, “A”, FLR, 2.226% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	5,552,000	5,454,840
BSPRT Ltd., 2019-FL5, “C”, FLR, 2.126% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,000,000	2,955,000
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	2,203,406	2,236,335
BXMT Ltd., 2017-FL1, “A”, FLR, 0.997% (LIBOR - 1mo. + 0.87%), 6/15/2035 (n)	1,806,458	1,806,085
BXMT Ltd., 2020-FL2, “B”, FLR, 1.526% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	5,795,500	5,788,256
BXMT Ltd., 2020-FL2, “A”, FLR, 1.026% (LIBOR - 1mo. + 0.9%), 2/16/2037 (n)	9,075,500	9,064,156
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,209,101	2,269,859
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	9,358,000	9,453,172
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.339%, 1/25/2037 (d)	1,881,670	866,785
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.505%, 3/25/2037 (d)	2,536,263	1,296,666
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.29%, 5/10/2050 (i)	43,658,032	2,512,345
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,664,414	1,706,054
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	530,417	539,518
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	3,442,000	3,447,954
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,560,000	1,566,078
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	2,403,000	2,410,774
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	1,815,000	1,833,699
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	2,592,000	2,623,892
Commercial Mortgage Pass-Through Certificates, 2019-BN24,“XA”, 0.647%, 11/15/2062 (i)	35,031,580	1,736,631
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.34%, 2/15/2054 (i)	53,556,232	5,797,569
Cutwater Ltd., 2014-1A, “A2R”, FLR, 1.941% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	4,750,000	4,747,012
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.461% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	6,331,437	6,325,517
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	6,388,000	6,479,390
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	3,479,000	3,516,029
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023 (n)	1,345,778	1,351,216

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	$327,124	$328,008
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 1.826% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	6,220,000	6,204,450
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	1,470,346	1,476,135
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	8,645,000	8,828,611
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	1,460,000	1,476,752
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	1,990,000	2,038,514
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 1.741% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	7,400,000	7,424,783
Flagship CLO, 2014-8A, “BRR”, FLR, 1.623% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	5,578,297	5,590,837
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.475% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	7,197,187	7,200,929
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	4,100,000	4,206,779
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	3,153,000	3,231,110
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	1,934,086	1,952,841
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	2,495,000	2,540,621
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	1,830,000	1,861,932
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.246% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	4,441,394	4,438,618
Granite Point Mortgage Trust, Inc., 2018-FL1, “A” FLR, 1.028% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	1,225,651	1,221,821
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	970,713	971,429
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	621,678	626,018
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.033%, 5/10/2050 (i)	39,820,249	2,188,732
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.12%, 8/10/2050 (i)	38,435,469	2,112,548
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.131%, 5/12/2053 (i)	39,222,456	3,540,729
Hertz Fleet Lease Funding LP, 2017-1, “A2”, 2.13%, 4/10/2031 (n)	738,489	740,882
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	2,752,000	2,781,133
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	1,580,000	1,594,036
IMPAC CMB Trust, FLR, 0.87% (LIBOR - 1mo. + 0.74%), 11/25/2034	74,676	75,753
IMPAC CMB Trust, FLR, 1.05% (LIBOR - 1mo. + 0.92%), 11/25/2034	78,607	80,521
IMPAC Secured Assets Corp., FLR, 0.48% (LIBOR - 1mo. + 0.35%), 5/25/2036	207,917	206,991
Interstar Millennium Trust, FLR, 0.619% (LIBOR - 3mo. + 0.4%), 3/14/2036	46,610	45,043
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.079% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	3,498,000	3,490,875
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.979% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	6,312,717	6,312,716
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.026% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	11,672,131	11,679,447
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	2,832,266	2,841,091
JPMorgan Chase Commercial Mortgage Securities Corp., 1.053%, 9/15/2050 (i)	44,047,002	2,154,735
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.126% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	3,789,000	3,779,527
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.626% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	5,578,000	5,578,000
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.676% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,859,500	1,849,622
LoanCore Ltd., 2019-CRE3, “A”, FLR, 1.176% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	4,743,374	4,737,445
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.496% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	6,928,176	6,910,855
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 1.141% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	2,759,668	2,756,218
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 1.641% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	8,246,053	8,225,438
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.723% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,829,404
Madison Park Funding Ltd., 2014-15A, “A2R”, FLR, 1.713% (LIBOR - 3mo. + 1.5%), 1/27/2026 (n)	7,414,000	7,395,628
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 1.423% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	9,726,000	9,685,063
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.691% (LIBOR - 3mo. + 2.45%), 10/15/2028	6,297,302	6,305,753
Merrill Lynch Mortgage Investors, Inc., 1.315%, 2/25/2037 (a)(d)	1,765,002	347,142
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.26% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	3,976,311	3,981,281
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.56% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	5,056,000	5,054,428
MF1 Ltd., 2020-FL3, “B”, FLR, 3.876% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	923,500	941,970
MF1 Ltd., 2020-FL3, “C”, FLR, 4.626% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	1,318,500	1,348,166
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “B”, FLR, 2.877% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	10,472,500	10,540,309
MidOcean Credit CLO, 2012-1A, “A2RR”, FLR, 1.541% (LIBOR - 3mo. + 1.3%), 1/15/2024 (n)	8,303,141	8,290,695
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	5,146,113	5,264,275
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.396%, 5/15/2050 (i)	42,684,425	2,352,723
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.417%, 6/15/2050 (i)	18,512,166	1,099,922
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.859%, 12/15/2051 (i)	54,058,415	2,929,231
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 2.023% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	8,600,000	8,624,665
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	1,012,101	1,013,837
Navistar Financial Dealer Note Master Owner Trust, 2019-1, “C”, FLR, 1.08% (LIBOR - 1mo. + 0.95%), 5/25/2024 (n)	1,471,000	1,471,511
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.08% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	1,742,000	1,754,084

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 1.48% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	$1,603,000	$1,617,706
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.28% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	1,324,000	1,338,363
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 1.824% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	5,023,883	5,023,195
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	3,908,000	4,023,194
OneMain Financial Issuance Trust, 17-1A, “B”, 2.79%, 9/14/2032 (n)	4,500,000	4,518,809
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	7,992,153	8,452,511
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	1,297,358	1,307,587
Ownit Mortgage Loan Asset-Backed Certificates, 3.044%, 10/25/2035	1,213,682	835,934
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.574% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,000,000	12,925,367
PFS Financing Corp., 2019-B, “A”, FLR, 0.676% (LIBOR - 1mo. + 0.55%), 9/15/2023 (n)	7,509,000	7,518,790
Santander Drive Auto Receivables Trust, 2019-2, “B”, 2.79%, 1/16/2024	4,920,000	4,959,222
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	941,504	959,761
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	1,206,199	1,234,296
Shackleton CLO Ltd., 2013-4RA, “B”, FLR, 2.124% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,204,957
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.873% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,414,922	2,379,766
Shelter Growth CRE, 2019-FL2, “A”, FLR, 1.226% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	7,339,397	7,255,780
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 2.424% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	4,301,000	4,306,286
Thornburg Mortgage Securities Trust, FLR, 0.81% (LIBOR - 1mo. + 0.68%), 4/25/2043	105,977	107,206
TICP CLO Ltd., 2018-3R, “B”, FLR, 1.574% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	2,132,575	2,132,763
TICP CLO Ltd., 2018-3R, “C”, FLR, 2.024% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	3,742,444	3,739,600
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 1.576% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	6,176,000	6,172,140
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.006%, 11/15/2050 (i)	30,551,262	1,448,069
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.993%, 12/15/2051 (i)	25,883,938	1,632,601
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	2,392,268	2,401,619
West CLO Ltd., 2014-2A, “A1BR”, 2.724%, 1/16/2027 (n)	726,589	727,879
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	3,033,628	3,041,325
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.941% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	2,785,924	2,770,958
		$496,609,925
Automotive – 3.7%
BMW U.S. Capital LLC, 3.1%, 4/12/2021 (n)	$6,163,000	$6,197,459
Ford Motor Credit Co. LLC, 5.75%, 2/01/2021	4,369,000	4,369,000
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	3,353,000	3,390,051
General Motors Financial Co., 1.7%, 8/18/2023	7,349,000	7,515,540
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	4,372,000	4,523,091
Harley-Davidson Financial Services, FLR, 1.167% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	4,773,000	4,775,733
Hyundai Capital America, 2.85%, 11/01/2022 (n)	4,203,000	4,350,506
Hyundai Capital America, 2.375%, 2/10/2023 (n)	2,145,000	2,211,139
Hyundai Capital America, 5.75%, 4/06/2023 (n)	12,206,000	13,492,850
Hyundai Capital America, 0.8%, 1/08/2024 (n)	863,000	860,214
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	10,182,630
Toyota Motor Credit Corp., 2.9%, 3/30/2023	3,470,000	3,663,134
Toyota Motor Credit Corp., 3%, 4/01/2025	9,200,000	10,053,442
Volkswagen Group of America Finance LLC, 4%, 11/12/2021 (n)	3,789,000	3,896,086
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	2,665,000	2,746,766
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	1,111,000	1,172,725
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	4,128,000	4,413,883
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	1,023,000	1,120,238
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	5,071,000	5,099,247
		$94,033,734
Broadcasting – 0.1%
Fox Corp., 3.666%, 1/25/2022	$2,478,000	$2,557,077
Brokerage & Asset Managers – 2.1%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$12,941,000	$13,415,528
Intercontinental Exchange, Inc., 0.7%, 6/15/2023	6,657,000	6,706,741
NASDAQ, Inc., 0.445%, 12/21/2022	6,300,000	6,305,626
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	9,500,000	9,681,283

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	$5,086,000	$5,091,326
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	3,257,000	3,359,125
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	10,182,000	10,159,953
		$54,719,582
Business Services – 0.5%
Equinix, Inc., 1.25%, 7/15/2025	$4,550,000	$4,599,345
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	7,134,277
		$11,733,622
Cable TV – 0.4%
SES S.A., 3.6%, 4/04/2023 (n)	$10,292,000	$10,902,684
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4%, 7/15/2024 (n)	$4,900,000	$5,381,888
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)	1,522,000	1,806,792
Infor, Inc., 1.45%, 7/15/2023 (n)	1,594,000	1,622,453
		$8,811,133
Computer Software - Systems – 0.2%
Apple, Inc., 1.7%, 9/11/2022	$4,996,000	$5,111,465
Conglomerates – 0.9%
Carrier Global Corp., 2.242%, 2/15/2025	$6,873,000	$7,222,264
Roper Technologies, Inc., 2.8%, 12/15/2021	5,166,000	5,265,553
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	9,068,000	9,971,197
		$22,459,014
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$8,307,000	$8,524,295
Consumer Services – 0.4%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$6,019,459
Booking Holdings, Inc., 4.1%, 4/13/2025	3,164,000	3,569,605
		$9,589,064
Containers – 0.6%
Berry Global, Inc., 0.95%, 2/15/2024 (n)	$7,245,000	$7,262,243
Berry Global, Inc., 1.57%, 1/15/2026 (n)	7,610,000	7,652,806
		$14,915,049
Electronics – 0.5%
Broadcom, Inc., 4.7%, 4/15/2025	$2,207,000	$2,512,842
Broadcom, Inc., 3.15%, 11/15/2025	4,700,000	5,100,718
Microchip Technology, Inc., 3.922%, 6/01/2021	5,910,000	5,978,267
		$13,591,827
Emerging Market Quasi-Sovereign – 0.7%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$5,946,000	$6,197,509
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	2,973,000	3,259,032
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	7,281,000	7,319,881
		$16,776,422
Emerging Market Sovereign – 0.3%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$7,805,000	$7,833,317
Energy - Independent – 0.3%
Pioneer Natural Resources Co., 0.75%, 1/15/2024	$7,652,000	$7,653,681

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 1.6%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$5,417,000	$6,115,095
Eni S.p.A., 4%, 9/12/2023 (n)	9,261,000	10,049,560
Exxon Mobil Corp., 1.571%, 4/15/2023	9,200,000	9,444,771
Exxon Mobil Corp., 2.992%, 3/19/2025	8,910,000	9,669,948
Husky Energy, Inc., 3.95%, 4/15/2022	2,515,000	2,584,164
Suncor Energy, Inc., 2.8%, 5/15/2023	3,212,000	3,372,116
		$41,235,654
Financial Institutions – 2.0%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$6,254,000	$6,869,594
AerCap Ireland Capital DAC, 3.15%, 2/15/2024	11,511,000	12,060,990
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	5,664,000	6,699,480
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	782,000	800,448
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	5,703,000	5,987,836
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,543,604
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	8,784,000	8,607,522
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	3,029,028
Century Housing Corp., 3.995%, 11/01/2021	2,421,000	2,438,991
		$50,037,493
Food & Beverages – 0.9%
Constellation Brands, Inc., 4.25%, 5/01/2023	$5,791,000	$6,264,085
Diageo Capital PLC, 1.375%, 9/29/2025	3,816,000	3,916,369
Mondelez International, Inc., 0.625%, 7/01/2022	8,400,000	8,436,673
Mondelez International, Inc., 2.125%, 4/13/2023	3,448,000	3,571,055
		$22,188,182
Food & Drug Stores – 0.7%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$10,326,000	$10,339,089
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	7,744,000	7,754,177
		$18,093,266
Gaming & Lodging – 1.2%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,936,000	$5,399,639
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	6,250,410
Marriott International, Inc., 2.3%, 1/15/2022	7,903,000	8,007,547
Marriott International, Inc., 5.75%, 5/01/2025	1,105,000	1,281,610
Marriott International, Inc., 3.75%, 10/01/2025	1,655,000	1,787,133
Sands China Ltd., 3.8%, 1/08/2026 (n)	6,819,000	7,210,956
		$29,937,295
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$366,000	$368,917
Howard University, Washington D.C., 2.738%, 10/01/2022	385,000	396,247
Howard University, Washington D.C., 2.801%, 10/01/2023	424,000	440,250
Howard University, Washington D.C., 2.416%, 10/01/2024	467,000	483,890
Howard University, Washington D.C., 2.516%, 10/01/2025	578,000	600,740
		$2,290,044
Insurance – 0.6%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$4,511,000	$4,558,855
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	4,133,449
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	7,624,000	7,624,422
		$16,316,726
Insurance - Property & Casualty – 0.3%
Ambac Assurance Corp., 5.1%, 6/07/2060 (z)	$23,513	$32,213
Ambac LSNI LLC, FLR, 6% (LIBOR - 3mo. + 5%), 2/12/2023 (n)	86,121	86,443
Aon PLC, 2.2%, 11/15/2022	3,374,000	3,486,134

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	$4,842,000	$4,951,186
		$8,555,976
International Market Quasi-Sovereign – 0.3%
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	$7,590,000	$7,668,056
Internet – 0.2%
Baidu, Inc., 3.875%, 9/29/2023	$3,736,000	$4,006,480
Machinery & Tools – 0.7%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$7,141,813
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,401,000	2,494,529
CNH Industrial N.V., 4.5%, 8/15/2023	4,043,000	4,416,638
Deere & Co., 2.75%, 4/15/2025	2,375,000	2,573,822
		$16,626,802
Major Banks – 14.9%
Bank of America Corp., 2.881%, 4/24/2023	$7,801,000	$8,039,871
Bank of America Corp., 4.2%, 8/26/2024	3,106,000	3,468,519
Bank of Montreal, 2.05%, 11/01/2022	4,809,000	4,958,883
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	14,012,000	14,591,804
Barclays PLC, 1.007%, 12/10/2024	2,837,000	2,845,105
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	2,564,000	2,728,411
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR + 1.676%) to 6/16/2026 (n)	2,080,000	2,145,131
Credit Agricole, “A”, FLR, 1.654% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	3,030,000	3,065,954
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	4,820,000	4,955,622
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	2,042,000	2,204,889
Goldman Sachs Group, Inc., 3%, 4/26/2022	11,318,000	11,389,081
Goldman Sachs Group, Inc., 0.481%, 1/27/2023	9,166,000	9,167,372
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,843,700
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR + 0.789%) to 12/09/2026	4,637,000	4,645,390
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,311,000	4,448,162
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	3,245,000	3,393,929
HSBC Holdings PLC, 2.099% to 6/4/2025, FLR (SOFR + 1.929%) to 6/04/2026	4,303,000	4,465,350
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR + 1.29%) to 5/24/2027	3,448,000	3,489,063
JPMorgan Chase & Co., 3.25%, 9/23/2022	6,867,000	7,202,115
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	9,760,000	10,076,795
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	7,272,000	7,481,907
JPMorgan Chase & Co., 3.375%, 5/01/2023	4,455,000	4,744,396
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	7,253,000	7,828,869
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR + 1.585%) to 3/13/2026	7,223,000	7,529,648
JPMorgan Chase & Co., 1.04%, 2/04/2027	6,220,000	6,213,044
KeyBank N.A., 3.3%, 2/01/2022	2,685,000	2,765,788
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	932,000	934,059
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	4,535,000	4,606,033
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	7,462,000	7,708,829
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	10,500,000	10,577,146
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	7,800,000	7,848,937
Morgan Stanley, 5.5%, 7/28/2021	7,039,000	7,217,765
Morgan Stanley, 0.56% to 11/10/2022, FLR (SOFR + 0.466%) to 11/10/2023	9,002,000	9,007,942
Morgan Stanley, 0.529% to 1/25/2023, FLR (SOFR + 0.455%) to 1/25/2024	12,221,000	12,225,756
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR + 0.745%) to 10/21/2025	8,651,000	8,684,336
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	8,063,000	8,337,119
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	4,424,000	4,873,737
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	7,936,000	8,347,791
Royal Bank of Canada, 1.6%, 4/17/2023	10,000,000	10,272,892
Royal Bank of Canada, 0.5%, 10/26/2023	16,550,000	16,600,270
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	8,168,000	8,254,254
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	7,632,000	7,635,455

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR + 2.69%) to 3/30/2023	$2,834,000	$2,915,988
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	1,300,000	1,408,188
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	2,541,000	2,545,699
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	7,746,860
Sumitomo Mitsui Trust Bank Ltd., 0.8%, 9/12/2023 (n)	9,000,000	9,081,677
Toronto-Dominion Bank, 0.25%, 1/06/2023	5,082,000	5,075,151
Toronto-Dominion Bank, 0.75%, 1/06/2026	3,557,000	3,539,715
UBS Group AG, 3.491%, 5/23/2023 (n)	12,134,000	12,607,491
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	2,226,000	2,244,962
UBS Group Funding (Switzerland) AG, 2.65%, 2/01/2022 (n)	8,927,000	9,139,043
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	6,146,000	6,180,353
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	4,734,000	4,980,603
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	4,503,000	4,650,965
Wells Fargo & Co., 1.654% to 6/02/2023, FLR (SOFR + 1.6%) to 6/02/2024	13,775,000	14,107,966
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	9,707,000	10,130,619
		$379,176,399
Medical & Health Technology & Services – 0.4%
Becton, Dickinson and Co., 2.894%, 6/06/2022	$2,956,000	$3,047,983
HCA, Inc., 5%, 3/15/2024	7,222,000	8,134,282
		$11,182,265
Medical Equipment – 0.0%
Zimmer Biomet Holdings, Inc., FLR, 0.988% (LIBOR - 3mo. + 0.75%), 3/19/2021	$290,000	$290,042
Metals & Mining – 1.4%
Anglo American Capital PLC, 3.625%, 9/11/2024 (n)	$3,044,000	$3,335,072
Anglo American Capital PLC, 5.375%, 4/01/2025 (n)	9,500,000	11,082,559
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	2,282,000	2,360,934
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,204,000	2,288,412
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,836,304
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	3,375,000	3,777,068
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	8,081,287
		$35,761,636
Midstream – 1.6%
Energy Transfer Operating Co., 2.9%, 5/15/2025	$2,394,000	$2,523,787
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	4,924,000	5,003,404
MPLX LP, 3.5%, 12/01/2022	8,713,000	9,154,024
MPLX LP, 3.375%, 3/15/2023	1,725,000	1,820,670
Plains All American Pipeline LP, 3.85%, 10/15/2023	3,750,000	4,004,142
Plains All American Pipeline LP, 4.65%, 10/15/2025	8,980,000	10,044,615
Western Midstream Operating LP, 3.1%, 2/01/2025	3,357,000	3,476,408
Western Midstream Operating LP, FLR, 2.324% (LIBOR - 3mo. + 0.85%), 1/13/2023	4,795,000	4,720,873
		$40,747,923
Mortgage-Backed – 0.9%
Fannie Mae, 4.5%, 3/01/2023	$96,630	$101,345
Fannie Mae, 5%, 7/01/2023	68,769	72,042
Fannie Mae, 3%, 12/01/2031	1,626,271	1,768,688
Fannie Mae, 3.71%, 2/01/2033	18,704	18,759
Fannie Mae, 3.605%, 3/01/2033	48,285	48,134
Fannie Mae, 2.5%, 5/01/2033	140,874	141,837
Fannie Mae, 2%, 5/25/2044	2,862,115	2,928,139
Freddie Mac, 0.88%, 4/25/2024 (i)	281,973	6,349
Freddie Mac, 1.583%, 4/25/2030 (i)	29,151,218	3,683,875
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	10,620,574	11,503,202
Freddie Mac, 2%, 7/15/2042	1,958,659	2,026,815

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 2.25%, 7/20/2032	$42,323	$44,097
		$22,343,282
Municipals – 2.6%
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021	$1,070,000	$1,074,408
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	3,430,000	3,479,255
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	2,425,000	2,484,825
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.486%, 11/01/2022	1,090,000	1,102,775
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.605%, 11/01/2023	1,295,000	1,319,722
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 2.128%, 1/01/2023	1,205,000	1,231,281
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 2.225%, 1/01/2024	2,890,000	2,984,474
Long Island, NY, Power Authority, Electric System General Rev., “C”, 0.659%, 3/01/2022	815,000	816,076
Long Island, NY, Power Authority, Electric System General Rev., “C”, 0.764%, 3/01/2023	3,570,000	3,589,992
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 1.904%, 7/01/2023	360,000	365,854
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.156%, 7/01/2024	1,000,000	1,027,200
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.306%, 7/01/2025	790,000	819,372
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	1,005,000	1,053,732
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	4,165,000	4,224,476
New Jersey Economic Development Authority Rev. (School Facilities Construction), “HHH”, 3.75%, 9/01/2022 (n)	15,985,000	16,561,579
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	10,353,000	10,206,712
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	1,770,000	1,814,285
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	1,835,000	1,906,033
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	1,720,000	1,800,788
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	4,925,000	5,006,263
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	2,735,000	2,750,808
		$65,619,910
Oil Services – 0.0%
Halliburton Co., 3.8%, 11/15/2025	$443,000	$496,703
Oils – 1.0%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$6,948,000	$7,682,157
Phillips 66, FLR, 0.833% (LIBOR - 3mo. + 0.6%), 2/26/2021	3,020,000	3,020,604
Valero Energy Corp., 1.2%, 3/15/2024	7,070,000	7,115,437
Valero Energy Corp., 2.85%, 4/15/2025	6,962,000	7,388,445
		$25,206,643
Other Banks & Diversified Financials – 3.4%
American Express Co., 3.7%, 11/05/2021	$4,725,000	$4,835,109
Banque Federative du Credit Mutuel, 0.65%, 2/27/2024 (n)	10,142,000	10,140,966
BBVA USA, 3.5%, 6/11/2021	4,852,000	4,895,436
BBVA USA, 2.875%, 6/29/2022	6,688,000	6,905,549
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	4,237,000	4,503,446
Citigroup, Inc., 4.5%, 1/14/2022	7,500,000	7,797,820
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,982,567
Groupe BPCE S.A., FLR, 1.459% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,745,885
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR + 1.069%) to 1/12/2027 (n)	6,707,000	6,743,477
National Bank of Canada, 2.15%, 10/07/2022 (n)	5,017,000	5,161,675
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	1,877,000	1,890,742
National Bank of Canada, 0.55%, 11/15/2024	5,738,000	5,739,806
SunTrust Banks, Inc., 2.7%, 1/27/2022	5,086,000	5,199,391
SunTrust Banks, Inc., 2.8%, 5/17/2022	7,376,000	7,602,326
UBS AG, 1.75%, 4/21/2022 (n)	7,075,000	7,194,115
		$86,338,310
Personal Computers & Peripherals – 0.1%
Equifax, Inc., 2.6%, 12/15/2025	$2,681,000	$2,875,152

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 2.0%
AbbVie, Inc., 2.15%, 11/19/2021	$3,374,000	$3,422,268
AbbVie, Inc., 3.45%, 3/15/2022	7,454,000	7,670,135
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	11,136,000	11,248,893
Bristol-Myers Squibb Co., 2.75%, 2/15/2023 (n)	4,506,000	4,716,562
Bristol-Myers Squibb Co., 0.537%, 11/13/2023	5,075,000	5,085,226
Bristol-Myers Squibb Co., FLR, 0.601% (LIBOR - 3mo. + 0.38%), 5/16/2022 (n)	1,477,000	1,482,393
Royalty Pharma PLC, 0.75%, 9/02/2023 (n)	7,338,000	7,366,692
Viatris, Inc., 1.125%, 6/22/2022 (n)	9,057,000	9,138,376
		$50,130,545
Real Estate - Office – 0.1%
Corporate Office Property LP, 2.25%, 3/15/2026	$3,542,000	$3,676,820
Retailers – 0.4%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$7,863,000	$8,104,625
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	1,102,000	1,104,755
		$9,209,380
Specialty Stores – 0.7%
Ross Stores, Inc., 0.875%, 4/15/2026	$11,796,000	$11,736,279
TJX Cos., Inc., 3.5%, 4/15/2025	4,800,000	5,327,913
		$17,064,192
Telecommunications - Wireless – 0.9%
American Tower Corp., REIT, 2.25%, 1/15/2022	$6,500,000	$6,616,310
Crown Castle International Corp., 3.15%, 7/15/2023	5,334,000	5,662,531
Crown Castle International Corp., 1.35%, 7/15/2025	1,776,000	1,803,871
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)	8,673,000	9,507,304
		$23,590,016
Tobacco – 0.7%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$4,881,000	$5,266,088
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	8,283,000	8,613,970
Philip Morris International, Inc., 1.125%, 5/01/2023	3,763,000	3,826,314
		$17,706,372
Transportation - Services – 0.9%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/2022	$10,067,000	$10,363,977
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	5,924,000	6,243,268
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,848,142
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,869,428
		$22,324,815
U.S. Treasury Obligations – 23.3%
U.S. Treasury Notes, 2.625%, 12/15/2021	$90,125,000	$92,096,484
U.S. Treasury Notes, 1.875%, 4/30/2022	33,048,000	33,772,216
U.S. Treasury Notes, 0.125%, 9/30/2022	230,195,000	230,221,977
U.S. Treasury Notes, 2.375%, 1/31/2023 (f)	174,340,000	182,137,628
U.S. Treasury Notes, 0.125%, 12/15/2023	55,000,000	54,914,063
		$593,142,368
Utilities - Electric Power – 3.4%
Emera U.S. Finance LP, 2.7%, 6/15/2021	$1,609,000	$1,620,082
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	9,251,000	9,536,441
FirstEnergy Corp., 4.25%, 3/15/2023	4,919,000	5,172,577
FirstEnergy Corp., 2.05%, 3/01/2025	5,731,000	5,716,673
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,392,232
Florida Power & Light Co., FLR, 0.599% (LIBOR - 3mo. + 0.38%), 7/28/2023	9,500,000	9,500,389
NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	8,713,000	8,821,055

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
NextEra Energy Capital Holdings, Inc., 2.9%, 4/01/2022	$4,867,000	$5,015,983
Pacific Gas & Electric Co., 1.75%, 6/16/2022	8,036,000	8,057,578
Pacific Gas & Electric Co., FLR, 1.6% (LIBOR - 3mo. + 1.375%), 11/15/2021	10,140,000	10,164,417
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 1.2%, 2/01/2026	8,437,000	8,492,220
Xcel Energy, Inc., 2.4%, 3/15/2021	4,070,000	4,073,393
Xcel Energy, Inc., 0.5%, 10/15/2023	8,847,000	8,861,450
		$87,424,490
Total Bonds		$2,514,248,471
Investment Companies (h) – 6.0%
Money Market Funds – 6.0%
MFS Institutional Money Market Portfolio, 0.09% (v)	153,008,866	$153,008,866

Other Assets, Less Liabilities – (4.8)%		(122,088,011)
Net Assets – 100.0%		$2,545,169,326
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $153,008,866 and $2,514,248,471, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $934,388,666, representing 36.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2060	2/14/18	$9,123	$32,213
MF1 Ltd., 2020-FL3, “B”, FLR, 3.876% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	923,500	941,970
MF1 Ltd., 2020-FL3, “C”, FLR, 4.626% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	1,318,500	1,348,166
Total Restricted Securities			$2,322,349
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	387	$85,517,930	March – 2021	$71,181
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/15/21	USD	132,200,000	centrally cleared	1.88%/Quarterly	0.24%(3-Month LIBOR)/Quarterly	$1,134,725	$—	$1,134,725
9/19/21	USD	85,600,000	centrally cleared	1.57%/Monthly	0.13%(1-Month LIBOR)/Monthly	1,300,955	—	1,300,955
						$2,435,680	$—	$2,435,680
At January 31, 2021, the fund had liquid securities with an aggregate value of $695,790 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$593,142,368	$—	$593,142,368
Non - U.S. Sovereign Debt	—	32,277,795	—	32,277,795
Municipal Bonds	—	65,619,910	—	65,619,910
U.S. Corporate Bonds	—	805,475,460	—	805,475,460
Residential Mortgage-Backed Securities	—	47,688,361	—	47,688,361
Commercial Mortgage-Backed Securities	—	144,222,726	—	144,222,726
Asset-Backed Securities (including CDOs)	—	327,042,120	—	327,042,120
Foreign Bonds	—	498,779,731	—	498,779,731
Mutual Funds	153,008,866	—	—	153,008,866
Total	$153,008,866	$2,514,248,471	$—	$2,667,257,337
Other Financial Instruments
Futures Contracts – Assets	$71,181	$—	$—	$71,181
Swap Agreements – Assets	—	2,435,680	—	2,435,680
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$43,166,718	$838,430,248	$728,576,870	$(13,938)	$2,708	$153,008,866
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$80,258	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.